Document and Entity Information	Aug. 31, 2021
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	497
Period end date	Aug. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false